Loans and advances to customers - Summary (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Loans And Advances To Customers Line Items
Financial assets held for trading	€ 116,953	€ 114,945	€ 108,230
Non-trading financial assets mandatorily at fair value through profit or loss	5,536	4,486	4,911
Financial assets designated at fair value through profit or loss	15,957	48,717	62,069
Financial assets designated at fair value through other comprehensive income	108,038	120,953	125,708
Financial assets at amortised cost	1,037,898	958,378	995,482
Total financial assets	163,853	176,554	184,596
Impairment losses
Loans And Advances To Customers Line Items
Total financial assets	(215)	(284)	(474)
Customers
Loans And Advances To Customers Line Items
Financial assets held for trading	6,829	296	355
Non-trading financial assets mandatorily at fair value through profit or loss	537	552	386
Financial assets designated at fair value through profit or loss	10,289	24,121	30,761
Financial assets designated at fair value through other comprehensive income	7,663	9,267	4,440
Financial assets at amortised cost	947,364	881,963	906,276
Total financial assets	972,682	916,199	942,218
Customers | Impairment losses
Loans And Advances To Customers Line Items
Total financial assets	(22,964)	(23,595)	(22,242)	€ (23,307)
Customers | Gross carrying amount
Loans And Advances To Customers Line Items
Total financial assets	€ 995,646	€ 939,794	€ 964,460